Basis of Presentation of Financial Statements and Principal Accounting Policies - Additional Information (Detail) $ in Thousands, $ in Thousands	Nov. 01, 2016	Jan. 01, 2019 TWD ($)	Jan. 01, 2019 USD ($)
Certain properties [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	16 years
Certain equipment [member] | Bottom of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	2 years
Certain equipment [member] | Top of range [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Estimated useful life of individual assets	8 years
Effects of adopting new standards [member]
Disclosure of detailed information about basis of presentation of financial statements and principal accounting policies [line items]
Right-of-use asset		$ 898,387	$ 29,349
Lease liability		884,275	28,888
Lease assets		(31,904)	(1,042)
Lease obligations payable		$ (17,792)	$ (581)